Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Feb. 23, 2021
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A Common stock subject to possible redemption	$ 161,216,660	$ 163,088,200	$ 163,556,590
Class A Common stock, $0.0001 par value	165	146	141
Additional paid-in capital	7,410,925	5,588,472	5,120,086
Accumulated deficit	(2,411,514)	(589,048)	(120,650)
Total stockholders' equity (deficit)	5,000,007	5,000,001	5,000,008
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A Common stock subject to possible redemption	11,283,340	9,411,800	8,943,410
Class A Common stock, $0.0001 par value	(113)	(94)	(89)
Additional paid-in capital	(7,410,925)	(5,588,472)	(5,120,086)
Accumulated deficit	(3,872,302)	(3,823,234)	(3,823,235)
Total stockholders' equity (deficit)	(11,283,340)	(9,411,800)	(8,943,410)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A Common stock subject to possible redemption	172,500,000	172,500,000	172,500,000
Class A Common stock, $0.0001 par value	52	52	52
Additional paid-in capital
Accumulated deficit	(6,283,816)	(4,412,282)	(3,943,885)
Total stockholders' equity (deficit)	$ (6,283,333)	$ (4,411,799)	$ (3,943,402)